CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS (Notes)	3 Months Ended
Mar. 31, 2015
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS [Abstract]
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS

Delaware City Logistics Company LLC, Delaware Pipeline Company LLC, Delaware City Terminaling Company LLC, and Toledo Terminaling Company LLC are 100% owned subsidiaries of the Partnership and serve as guarantors of the obligations under the Senior Secured Notes. These guarantees are full and unconditional and joint and several. For purposes of the following footnote, the Partnership is referred to as “Issuer.” The indenture dated May 12, 2015, among the Partnership, PBF Logistics Finance, the guarantors party thereto and Deutsche Bank Trust Company Americas, as Trustee, governs subsidiaries designated as “Guarantor Subsidiaries.”

The Senior Secured Notes were co-issued by PBF Logistics Finance. For purposes of the following footnote, PBF Logistics Finance is referred to as “Co-Issuer.” The Co-Issuer has no independent assets or operations.

The following supplemental combining and condensed consolidating financial information reflects the Issuer’s separate accounts, the combined accounts of the Guarantor Subsidiaries, the combining and consolidating adjustments and eliminations and the Issuer’s consolidated accounts for the dates and periods indicated. For purposes of the following combining and consolidating information, the Issuer’s Investment in its subsidiaries and the Guarantor Subsidiaries’ Investment in its subsidiaries are accounted for under the equity method of accounting.

Prior to the initial public offering of the Partnership on May 14, 2014, all of the guarantor subsidiaries and related assets were previously owned by PBF LLC. As a result, Issuer financial statement information is not available or applicable for any periods prior to May 14, 2014, and any financial information prior to such date would be entirely attributable to the Guarantor Subsidiaries column of the consolidating financial statements of PBF Logistics.
12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING BALANCE SHEET
(UNAUDITED)

	March 31, 2015
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$20,179	$—	$—	$—	$20,179
Accounts receivable - affiliate	—	13,950	—	—	13,950
Prepaid expense and other current assets	124	179	—	—	303
Due from related parties	648	45,330	—	(45,978)	—
Total current assets	20,951	59,459	—	(45,978)	34,432

Property, plant and equipment, net	—	146,900	—	—	146,900
Investment in subsidiaries	187,255	—	—	(187,255)	—
Marketable Securities	234,939	—	—	—	234,939
Deferred charges and other assets, net	1,991	—	—	—	1,991
Total assets	$445,136	$206,359	$—	$(233,233)	$418,262

LIABILITIES AND EQUITY
Current liabilities:
Accounts Payable - affiliate	490	2,432	—	—	2,922
Accounts Payable and accrued liabilities	1,318	186	—	—	1,504
Due to related parties	45,330	648	—	(45,978)	—
Total current liabilities	47,138	3,266	—	(45,978)	4,426

Long-term debt	510,000	—	—	—	510,000
Total liabilities	557,138	3,266	—	(45,978)	514,426

Commitments and contingencies

Equity:
Net investment	—	203,093	—	(187,255)	15,838
Common unitholders - Public (15,812,500 units issued and outstanding)	340,000	—	—	—	340,000
Common unitholders - PBF LLC (1,284,524 units issued and outstanding)	(165,932)		—	—	(165,932)
Subordinated unitholders - PBF LLC (15,886,553 units issued and outstanding)	(286,070)	—	—	—	(286,070)
Total equity	(112,002)	203,093	—	(187,255)	(96,164)
Total liabilities and equity	$445,136	$206,359	$—	$(233,233)	$418,262

12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING BALANCE SHEET
(UNAUDITED)

	December 31, 2014
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$14,165	$—	$—	$—	$14,165
Accounts receivable - affiliate	—	11,630	—	—	11,630
Prepaid expense and other current assets	224	173	—	—	397
Due from related parties	245	24,393	—	(24,638)	—
Total current assets	14,634	36,196	—	(24,638)	26,192

Property, plant and equipment, net	—	146,867	—	—	146,867
Investment in subsidiaries	163,835	—	—	(163,835)	—
Marketable Securities	234,930	—	—	—	234,930
Deferred charges and other assets, net	2,152	—	—	—	2,152
Total assets	$415,551	$183,063	$—	$(188,473)	$410,141

LIABILITIES AND EQUITY
Current liabilities:
Accounts Payable - affiliate	481	2,742	—	—	3,223
Accounts Payable and accrued liabilities	970	528	—	—	1,498
Due to related parties	24,393	245	—	(24,638)	—
Total current liabilities	25,844	3,515	—	(24,638)	4,721

Long-term debt	510,000	—	—	—	510,000
Total liabilities	535,844	3,515	—	(24,638)	514,721

Commitments and contingencies

Equity:
Net investment	—	179,548	—	(163,835)	15,713
Common unitholders - Public (15,812,500 units issued and outstanding)	336,369	—	—	—	336,369
Common unitholders - PBF LLC (1,284,524 units issued and outstanding)	(167,787)	—	—	—	(167,787)
Subordinated unitholders - PBF LLC (15,886,553 units issued and outstanding)	(288,875)	—	—	—	(288,875)
Total equity	(120,293)	179,548	—	(163,835)	(104,580)
Total liabilities and equity	$415,551	$183,063	$—	$(188,473)	$410,141
12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
(UNAUDITED)

	Three Months Ended March 31, 2015
	Issuer	Guarantors Subsidiaries	Non-Guarantors Subsidiaries	Combining and Consolidated Adjustments	Total

Revenues from affiliates	$—	$32,846	$—	$—	$32,846

Operating costs and expenses
Operating and maintenance expenses		8,434	—	—	8,434
General and administrative expenses	2,953	109	—	—	3,062
Depreciation and amortization expense	—	1,633	—	—	1,633
Total operating costs and expenses	2,953	10,176	—	—	13,129

Operating income (loss)	(2,953)	22,670	—	—	19,717

Other income (expenses)
Equity in earnings (loss) of subsidiaries	22,680	—	—	(22,680)	—
Interest expenses net and other financing costs	(1,803)	10	—	—	(1,793)
Amortization of loan fees	(162)	—	—	—	(162)
Other income, net	$—	$—	$—	—	$—
Net income (loss)	$17,762	$22,680	$—	$(22,680)	$17,762
Less: Net income attributable to Predecessor	—	1,053	—	—	1,053
Limited partners' interest in net income attributable to the Partnership	$17,762	$21,627	$—	$(22,680)	$16,709
12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW
(UNAUDITED)

	Three Months Ended March 31, 2015
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$17,762	$22,680	$—	$(22,680)	$17,762
Adjustments to reconcile net income to net
cash provided by operating activities:
Depreciation and amortization	—	1,633	—	—	1,633
Amortization of deferred financing fees	162	—	—	—	162
Unit-based compensation expense	930	—	—	—	930
Equity in earnings	(22,680)	—	—	22,680	—
Changes in current assets and current liabilities:
Accounts receivable- affiliates	—	(2,320)	—	—	(2,320)
Prepaid expenses and other current assets	100	(6)	—	—	94
Accounts payable- affiliates	9	(310)	—	—	(301)
Accounts payable and accrued liabilities	257	(303)	—	—	(46)
Amounts due to/from related parties	20,534	(20,534)	—	—	—
Other assets and liabilities	(15)	—	—	—	(15)
Net cash provided by (used in) operating activities	17,059	840	—	—	17,899

Cash flows from investing activities:
Expenditures for property, plant and equipment	—	(76)	—	—	(76)
Purchase of marketable securities	(689,693)	—	—	—	(689,693)
Maturities of marketable securities	689,697	—	—	—	689,697
Investment in subsidiaries	(164)	164	—	—	—
Net cash provided by (used in) investing activities	(160)	88	—	—	(72)

Cash flows from financing activities:
Parent contributions	—	(928)	—	—	(928)
Distributions to unitholders	(10,885)	—	—	—	(10,885)
Net cash provided by (used in) financing activities	(10,885)	(928)	—	—	(11,813)

Net increase in cash and cash equivalents	6,014	—	—	—	6,014
Cash and equivalents, beginning of period	14,165	—	—	—	14,165
Cash and equivalents, end of period	$20,179	$—	$—	$—	$20,179